Loans (Tables)	12 Months Ended
Dec. 31, 2012
Loans [Abstract]
Portfolio of Loans Outstanding
The portfolio of loans outstanding consists of:

	December 31, 2012		December 31, 2011
	Amount	Percentage of Total Loans	Amount	Percentage of Total Loans
	(Amounts in thousands)
Commercial and Industrial	$21,925	3.5%	$24,136	3.9%
Real Estate Construction:
Residential	7,331	1.2	21,287	3.4
Commercial	41,875	6.6	50,361	8.1
Real Estate Mortgage:
Commercial – Owner Occupied	157,616	25.0	147,449	23.6
Commercial – Non-owner Occupied	221,731	35.2	204,216	32.6
Residential – 1 to 4 Family	140,164	22.3	138,768	22.2
Residential – Multifamily	21,181	3.4	20,126	3.2
Consumer	17,889	2.8	18,774	3.0
Total Loans	$629,712	100.0%	$625,117	100.0%

Analysis of Loans to Related Parties
An analysis of the activity of such related party loans for 2012 and 2011 is as follows:

	2012	2011
	(Amounts in thousands)

Balance, beginning of year	$22,049	$24,023
Advances	1,970	248
Less: repayments	(388)	(2,222)
Less: adjustments	(7,027)	—
Balance, end of year	$16,606	$22,049

Age Analysis of Past Due Loans by Class
An age analysis of past due loans by class follows:

December 31, 2012	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days and Not Accruing	Total Past Due	Current	Total Loans	Loans > 90 Days and Accruing
	(Amounts in thousands)

Commercial and Industrial	$—	$—	$248	$248	$21,677	$21,925	$—
Real Estate Construction:
Residential	—	—	799	799	6,532	7,331	—
Commercial	—	—	12,958	12,958	28,917	41,875	—
Real Estate Mortgage:
Commercial – Owner Occupied	—	—	1,218	1,218	156,398	157,616	—
Commercial – Non-owner Occupied	6,439	—	19,228	25,667	196,064	221,731	—
Residential – 1 to 4 Family	1,703	169	10,072	11,944	128,220	140,164	—
Residential – Multifamily	—	—	2,838	2,838	18,343	21,181	—
Consumer	71	49	188	308	17,581	17,889	—
Total Loans	$8,213	$218	$47,549	$55,980	$573,732	$629,712	$—

December 31, 2011	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days and Not Accruing	Total Past Due	Current	Total Loans	Loans > 90 Days and Accruing
	(Amounts in thousands)

Commercial and Industrial	$603	$—	$—	$603	$23,533	$24,136	$—
Real Estate Construction:
Residential	350	—	5,265	5,615	15,672	21,287	—
Commercial	—	—	7,703	7,703	42,658	50,361	—
Real Estate Mortgage:
Commercial – Owner Occupied	1,358	—	4,797	6,155	141,294	147,449	—
Commercial – Non-owner Occupied	1,574	—	18,132	19,706	184,510	204,216	—
Residential – 1 to 4 Family	2,587	—	7,691	10,278	128,490	138,768	—
Residential – Multifamily	—	—	597	597	19,529	20,126	—
Consumer	—	—	274	274	18,500	18,774	—
Total Loans	$6,472	$—	$44,459	$50,931	$574,186	$625,117	$—

Impaired Loans
Impaired loans are set forth in the following tables.

December 31, 2012	Recorded Investment	Unpaid Principal Balance	Related Allowance
	(Amounts in thousands)
With no related allowance recorded:
Commercial and Industrial	$248	$315	$—
Real Estate Construction:
Residential	800	2,126	—
Commercial	12,891	12,891	—
Real Estate Mortgage:
Commercial – Owner Occupied	876	1,031	—
Commercial – Non-owner Occupied	19,228	22,027	—
Residential – 1 to 4 Family	8,945	9,372	—
Residential – Multifamily	2,838	2,838	—
Consumer	188	188	—
	46,014	50,788	—

With an allowance recorded:
Commercial and Industrial	500	500	10
Real Estate Construction:
Residential	187	661	24
Commercial	1,988	2,045	96
Real Estate Mortgage:
Commercial – Owner Occupied	5,718	5,748	216
Commercial – Non-owner Occupied	29,187	29,187	1,053
Residential – 1 to 4 Family	3,605	4,290	301
Residential – Multifamily	377	377	6
Consumer	—	—	—
	41,562	42,808	1,706

Total:
Commercial and Industrial	748	815	10
Real Estate Construction:
Residential	987	2,787	24
Commercial	14,879	14,936	96
Real Estate Mortgage:
Commercial – Owner Occupied	6,594	6,779	216
Commercial – Non-owner Occupied	48,415	51,214	1,053
Residential – 1 to 4 Family	12,550	13,662	301
Residential – Multifamily	3,215	3,215	6
Consumer	188	188	—
	$87,576	$93,596	$1,706

December 31, 2011	Recorded Investment	Unpaid Principal Balance	Related Allowance
	(Amounts in thousands)
With no related allowance recorded:
Commercial and Industrial	$603	$603	$—
Real Estate Construction:
Residential	4,440	5,246	—
Commercial	12,898	13,118	—
Real Estate Mortgage:
Commercial – Owner Occupied	6,946	6,946	—
Commercial – Non-owner Occupied	30,424	30,852	—
Residential – 1 to 4 Family	8,477	10,737	—
Residential – Multifamily	597	667	—
Consumer	229	229	—
	64,614	68,398	—

With an allowance recorded:
Commercial and Industrial	—	—	—
Real Estate Construction:
Residential	4,170	5,151	1,297
Commercial	3,329	3,329	380
Real Estate Mortgage:
Commercial – Owner Occupied	590	590	23
Commercial – Non-owner Occupied	17,820	17,940	2,526
Residential – 1 to 4 Family	3,388	3,589	600
Residential – Multifamily	3,268	3,268	33
Consumer	—	—	—
	32,565	33,867	4,859

Total:
Commercial and Industrial	603	603	—
Real Estate Construction:
Residential	8,610	10,397	1,297
Commercial	16,227	16,447	380
Real Estate Mortgage:
Commercial – Owner Occupied	7,536	7,536	23
Commercial – Non-owner Occupied	48,244	48,792	2,526
Residential – 1 to 4 Family	11,865	14,326	600
Residential – Multifamily	3,865	3,935	33
Consumer	229	229	—
	$97,179	$102,265	$4,859

The following table presents by loan portfolio class, the average recorded investment and interest income recognized on impaired loans for the years ended December 31, 2012 and 2011:

	Year Ended December 31,
	2012		2011
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
	(Amounts in thousands)
Commercial and Industrial	$776	$18	$599	$25
Real Estate Construction:
Residential	1,898	57	11,978	377
Commercial	14,933	202	16,164	475
Real Estate Mortgage:
Commercial – Owner Occupied	6,854	251	7,590	215
Commercial – Non-owner Occupied	51,883	2,007	50,907	2,649
Residential – 1 to 4 Family	13,174	389	14,921	334
Residential – Multifamily	3,526	216	4,688	288
Consumer	189	2	231	12
Total	$93,233	$3,142	$107,078	$4,375

New TDRs and TDR Default Information
The following two tables detail loans modified during the years ended December 31, 2012 and 2011, including the number of modifications, the recorded investment both pre and post modification and the nature of the modifications made.

	2012			2011
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
	(Amounts in thousands)
Commercial and Industrial	2	$750	$750	1	$594	$594
Construction:
Residential	1	415	415	2	2,150	959
Commercial	11	9,938	9,938	—	—	—
Real Estate Mortgage:
Commercial – Owner Occupied	1	3,220	3,220	2	682	315
Commercial – Non-owner Occupied	3	4,067	4,067	3	5,543	5,543
Residential – 1-4 Family	3	4,168	4,168	4	6,250	6,250
Residential – Multifamily	1	380	380	2	506	506
Consumer	—	—	—	—	—	—
Total	22	$22,938	$22,938	14	$15,725	$14,167
The following table shows loans that were modified and deemed TDRs that subsequently defaulted during 2012 and 2011.

	2012		2011
	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
	(Amounts in thousands)

Commercial and Industrial	1	$603	—	$—
Real Estate Construction:
Residential	1	1,004	1	316
Commercial	10	8,508	—	—
Real Estate Mortgage:
Commercial – Owner Occupied	—	—	5	4,131
Commercial – Non-owner Occupied	3	4,779	2	5,451
Residential – 1-4 Family	5	4,020	1	929
Residential – Multifamily	1	3,267	—	—
Consumer	—	—	1	137
Total	21	$22,181	10	$10,964

TDR modification by types
	2012				2011
	Extension	Period of Interest Only	Interest Rate Reduction	Total	Extension	Period of Interest Only	Interest Rate Reduction	Total
	(Amounts in thousands)
Commercial and Industrial	$500	$—	$250	$750	$—	$—	$594	$594
Construction:
Residential	—	—	415	415	—	—	2,150	2,150
Commercial	8,008	—	1,930	9,938	—	—	—	—
Real Estate Mortgage:
Commercial – Owner Occupied	3,220	—	—	3,220	—	—	682	682
Commercial – Non-owner Occupied	1,156	—	2,911	4,067	—	1,505	4,038	5,543
Residential – 1-4 Family	924	—	3,244	4,168	—	—	6,250	6,250
Residential – Multifamily	—	380	—	380	—	—	506	506
Consumer	—	—	—	—	—	—	—	—
Total	$13,808	$380	$8,750	$22,938	$—	$1,505	$14,220	$15,725

Analysis of Credit Risk Profile by Internally Assigned Grades
An analysis of the credit risk profile by internally assigned grades as of December 31, 2012 and 2011 is as follows:

At December 31, 2012	Pass	OAEM	Substandard	Doubtful	Total
	(Amounts in thousands)
Commercial and Industrial	$18,926	$2,183	$816	$—	$21,925
Real Estate Construction:
Residential	6,345	—	986	—	7,331
Commercial	20,097	—	21,778	—	41,875
Real Estate Mortgage:
Commercial – Owner Occupied	150,990	1,121	5,505	—	157,616
Commercial – Non-owner Occupied	173,606	11,399	36,726	—	221,731
Residential – 1 to 4 Family	126,167	2,263	11,734	—	140,164
Residential – Multifamily	16,863	1,103	3,215	—	21,181
Consumer	17,701	—	188	—	17,889
Total	$530,695	$18,069	$80,948	$—	$629,712

At December 31, 2011	Pass	OAEM	Substandard	Doubtful	Total
	(Amounts in thousands)
Commercial and Industrial	$16,033	$7,500	$603	$—	$24,136
Real Estate Construction:
Residential	12,327	350	8,610	—	21,287
Commercial	23,898	—	26,463	—	50,361
Real Estate Mortgage:
Commercial – Owner Occupied	137,200	3,840	6,409	—	147,449
Commercial – Non-owner Occupied	156,277	10,430	37,509	—	204,216
Residential – 1 to 4 Family	120,658	4,360	13,750	—	138,768
Residential – Multifamily	16,261	3,268	597	—	20,126
Consumer	18,500	—	274	—	18,774
Total	$501,154	$29,748	$94,215	$—	$625,117